ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Ordinary Shares [Abstract]
Authorized share capital | $	$ 7,500,000		$ 7,500,000
Proceeds from issuance shares, net of issuance costs | $			$ 2,970,248	$ 1,538,802	$ 4,574
Class A Ordinary Shares [Member]
Ordinary Shares [Abstract]
Ordinary shares, authorized (in shares)	14,800,000,000		14,800,000,000	14,800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0005		$ 0.0005	$ 0.0005
Number of votes per share | Vote			1
Issuance of Class A ordinary shares, net of issuance costs (in shares)	15,180,000	69,000,000
Number of ordinary shares represented by ADSs (in shares)	15,180,000	69,000,000
Proceeds from issuance shares, net of issuance costs | $	$ 2,908,299	$ 1,517,958
Class B Ordinary Shares [Member]
Ordinary Shares [Abstract]
Ordinary shares, authorized (in shares)	200,000,000		200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0005		$ 0.0005	$ 0.0005
Number of votes per share | Vote			3